Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
S&P 500 Index
Account Value [Line Items]
Account Value	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	17,137	16,174	15,167	21,897	12,458	13,082	14,598	12,144	9,517	10,821	10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	$ 17,137	$ 16,174	$ 15,167	$ 21,897	$ 12,458	$ 13,082	$ 14,598	$ 12,144	$ 9,517	$ 10,821	$ 10,000